Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, R in Billions					9 Months Ended	12 Months Ended
	Feb. 23, 2022 EUR (€) € / shares	May 24, 2021 shares	Jun. 01, 2020 USD ($)	Oct. 24, 2019 EUR (€) € / shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ZAR (R) shares	Apr. 28, 2021 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital | $								$ 1,736,000,000					$ 1,736,000,000
Number of shares issued | shares								1,959,000,000		1,957,000,000	1,957,000,000	1,972,000,000	1,972,000,000	1,972,000,000
Number of shares outstanding | shares								2,019,000,000				2,019,000,000	2,019,000,000	2,019,000,000
Dividend declared per share | € / shares				€ 0.80
Dividend declared | €				€ 1,588,000,000											€ 1,003,000,000
Dividend declared date						Feb. 23, 2022	Feb. 23, 2022			Oct. 24, 2019	Oct. 24, 2019
Dividend proposed per share | € / shares	€ 0.50			€ 0.50
Dividend proposed | €				€ 1,002,000,000
Dividend paid per share | € / shares										€ 1.30
Dividend paid						$ 2,251,000,000		$ 1,923,000,000		€ 2,590,000,000	$ 5,179,000,000
Dividend paid date						May 06, 2021	May 06, 2021			Jun. 11, 2020	Jun. 11, 2020
Profit attributable to equity holders | $						$ 4,670,000,000		1,405,000,000			$ 9,171,000,000
Diluted earnings per share based on the profit | $						4,670,000,000		$ 1,405,000,000			$ 9,171,000,000
Number of antidilutive share options outstanding								76,000,000		59,000,000	59,000,000	68,000,000	68,000,000	68,000,000
Recycled of cash flow hedge | $						1,060,000,000		$ 739,000,000			$ 182,000,000
Exchange differences on translation of foreign operations (gains/(losses)) | $						$ 4,525,000,000		10,473,000,000			(790,000,000)
Sales/(purchase) of non-controlling interests | $								$ 2,985,000,000	[1]		5,805,000,000
Dividend payout date						Apr. 28, 2021	Apr. 28, 2021
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares															€ 0.50
Dividend proposed | €	€ 1,006,000,000
Dividend paid date	Apr. 27, 2022
Apollo Global Management Inc [Member]
Disclosure of classes of share capital [line items]
Percentage of minority interest sold								49.90%
Proceeds from sales of investments accounted for using equity method | $								$ 3,000,000,000.0
Australia Divestiture [Member]
Disclosure of classes of share capital [line items]
Recycled of cash flow hedge | $			$ 370,000,000
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					1,669,459,000
Budweiser APAC [Member]
Disclosure of classes of share capital [line items]
Controlling interest on Subsidiary company						87.22%	87.22%
Proceeds from issuing shares | $					$ 5,600,000,000
Increase in equity | $					4,400,000,000
Increase in non-controlling interest | $					$ 1,200,000,000
Percentage interest held by noncontrolling owners					12.78%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares						282,107,042	282,107,042	325,999,817
Number of shares outstanding | shares												38,217,386	38,217,386	38,217,386
Par value per share | € / shares												€ 0.61
Subscribed capital												€ 23,312,605	$ 28,606,881
Number Of Treasury Shares Reimbursed | shares												5,148,866	5,148,866	5,148,866
Number Of Treasury Shares Reimbursed for share based payments | shares												3,626,315	3,626,315	3,626,315
Treasury shares [member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Settlement | shares		5,100,000
Hong Kong Public Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					72,586,000
International Offering [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					1,379,118,000
International Underwriters [Member] | IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					217,755,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares												1,737,000,000	1,737,000,000	1,737,000,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued | shares						326,000,000	326,000,000
Number of restricted shares converted into ordinary shares | shares						44,000,000	44,000,000
SAB Miller [Member]
Disclosure of classes of share capital [line items]
Sale or issue of treasury shares						$ 491,000,000	R 8.6
SAB Miller [Member] | Sab Zen zeleKabili Holdings Limited [Member]
Disclosure of classes of share capital [line items]
Settlement amount reinvested						100,000,000	0.7
New scheme capital													$ 300,000,000	R 4.7
SAB Miller [Member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme												77.40%	77.40%	77.40%
Payout Settlement to SAB retailers						$ 100,000,000	R 1.1
SAB Miller [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number Of Shares Settlement | shares						10,800,000	10,800,000
SAB Foundation [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Payment to acquire shares | R							R 4.4
SAB Foundation [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Payment to acquire shares | R							R 0.3
Reserves [member]
Disclosure of classes of share capital [line items]
Sales/(purchase) of non-controlling interests | $								$ 1,116,000,000	[1]		4,378,000,000
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Dividend paid | $						$ 1,112,000,000		804,000,000			1,062,000,000
Exchange differences on translation of foreign operations (gains/(losses)) | $						205,000,000		529,000,000			353,000,000
Sales/(purchase) of non-controlling interests | $								1,869,000,000	[1]		1,427,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Dividend paid | $						1,139,000,000		1,118,000,000			4,117,000,000
Exchange differences on translation of foreign operations (gains/(losses)) | $						$ 4,320,000,000		9,943,000,000			(1,143,000,000)
Sales/(purchase) of non-controlling interests | $								$ 1,116,000,000	[1]		$ 4,378,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage						15.00%	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital | $													$ 1,736,000,000
Equity shares | shares												38,217,386	38,217,386	38,217,386
Number of shares authorized | shares												2,019,241,973	2,019,241,973	2,019,241,973
Number of shares outstanding | €												€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares												30,000,000	30,000,000	30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares												37,579,393	37,579,393	37,579,393
Parent [member] | Subscribed Capital [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued capital												€ 5,352,860	$ 6,568,491

[1]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 22 Changes in equity and earnings per share for more details).